Document and Entity Information	3 Months Ended
Mar. 30, 2017
Document and Entity Information
Entity Registrant Name	Floor & Decor Holdings, Inc.
Entity Central Index Key	0001507079
Document Type	S-1
Document Period End Date	Mar. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-28
Entity Filer Category	Non-accelerated Filer